Cash Flow Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from (used in) operating activities [abstract]
Accounts receivable	$ 58	$ (228)	$ (23)
Prepaid expenses	19	(75)	5
Income taxes receivable	0	8	(4)
Inventory	(21)	(7)	11
Accounts payable, accrued liabilities, and provisions	(97)	186	81
Income taxes payable	(3)	2	3
Change in non-cash operating working capital	$ (44)	$ (114)	$ 73